Related Party Transactions (Details) - Schedule of Related Parties Transactions or Balances	12 Months Ended
Jun. 30, 2024
Xiao Feng Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chairman of the Board
Raymond Ming Hui Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CEO of the Company
EMIT [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Noncontrolling interest shareholder of JAJI China
UniDev [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Equity investee of the Company
Fuson Group [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Equity investee of the Company
MCT [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Noncontrolling interest shareholder of MSCT